Expense Example {- Franklin Mutual U.S. Value Fund} - Franklin Value Investors Trust-32 - Franklin Mutual U.S. Value Fund	Mar. 01, 2021 USD ($)
Class A
Expense Example:
1 year	$ 643
3 years	843
5 years	1,060
10 years	1,685
Class C
Expense Example:
1 year	274
3 years	543
5 years	937
10 years	2,041
Class R
Expense Example:
1 year	123
3 years	388
5 years	674
10 years	1,488
Class R6
Expense Example:
1 year	59
3 years	199
5 years	351
10 years	793
Advisor Class
Expense Example:
1 year	73
3 years	231
5 years	404
10 years	$ 905